S-K 1603(a) SPAC Sponsor	Jun. 02, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Name	FDB IV
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Limited Liability Companies Act (as amended) of the Cayman Islands, the sponsor’s limited liability company agreement and other applicable law, our sponsor’s business is focused on investing in our company.